Concentrations of credit risk	3 Months Ended
Mar. 31, 2020
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

Note 4 — Concentrations of credit risk

The Company records its accounts receivable and unbilled receivables at their face amounts less allowances. Accounts receivable and unbilled receivables are generally dispersed across the Company’s customers in proportion to their revenue. Three customers individually exceeded 10% of the Company’s accounts receivable balance at March 31, 2020. Three customers individually exceeded 10% of the Company’s accounts receivable balance at December 31, 2019. Two customers individually exceeded 10% of the unbilled receivables at March 31, 2020 and two customers individually exceeded the unbilled receivables balance at December 31, 2019.

Three customers accounted for greater than 10% of the sales for the three months ended March 31, 2020 and 2019. The three customers comprised 46% of total revenue and 52% of total revenue for the three months ended March 31, 2020 and 2019, respectively. The three customers individually accounted for 17%, 17%, and 13% of total revenue for the three months ended March 31, 2020; and 23%, 15%, and 15% of total revenue, for the three months ended March 31, 2019.